Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,122,000
Previously Paid Amount	0.00
Total Fee Amount	1,259.75
Total Offset Amount	0.00
Net Fee	1,259.75
Narrative - Max Aggregate Offering Price	$ 9,122,000
Final Prospectus	true